Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Dividend Restrictions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Cash dividends paid to parent company by consolidated subsidiaries	$ 0	$ 0	$ 690,000,000